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Schedule of Investments
(unaudited)
Putnam Sustainable Future Fund 2
Notes to Schedule of Investments 7

Putnam Investment Funds
Schedule of Investments (unaudited), July 31, 2026
Putnam Sustainable Future Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 21.2%
Automobiles 0.3%
a
Tesla, Inc. ......................................... United States 2,760 $ 858,940
Beverages 0.6%
Keurig Dr. Pepper, Inc. ............................... United States 60,094 1,870,125
Broadline Retail 0.6%
a
Amazon.com, Inc. ................................... United States 6,900 1,873,902
Building Products 0.5%
Trane Technologies plc ............................... United States 3,460 1,574,127
Capital Markets 0.6%
KKR & Co., Inc. ..................................... United States 5,200 527,436
TPG, Inc., A ....................................... United States 27,300 1,191,918
1,719,354
Communications Equipment 0.9%
Cisco Systems, Inc. ................................. United States 25,400 2,946,146
Construction Materials 0.4%
CRH plc .......................................... United States 12,100 1,149,621
Consumer Finance 1.0%
Capital One Financial Corp. ........................... United States 14,800 3,093,348
Electric Utilities 0.7%
Constellation Energy Corp. ............................ United States 1,180 310,045
NRG Energy, Inc. ................................... United States 13,600 1,826,344
2,136,389
Electrical Equipment 1.1%
GE Vernova, Inc. .................................... United States 3,640 3,604,656
Electronic Equipment, Instruments & Components 0.5%
a
Coherent Corp. ..................................... United States 6,400 1,682,496
Financial Services 1.4%
Mastercard, Inc., A .................................. United States 7,700 4,412,870
Health Care Equipment & Supplies 0.3%
a
Dexcom, Inc. ....................................... United States 7,400 617,530
a
Edwards Lifesciences Corp. ........................... United States 4,000 344,280
961,810
Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc. ......................... United States 2,540 814,045
Royal Caribbean Cruises Ltd. .......................... United States 3,120 993,096
a
Viking Holdings Ltd. ................................. United States 17,700 1,846,995
3,654,136
Insurance 0.4%
Aon plc, A ......................................... United States 3,200 1,153,760
Interactive Media & Services 1.5%
Alphabet, Inc., A .................................... United States 9,200 3,276,396
Meta Platforms, Inc., A ............................... United States 2,920 1,625,593
4,901,989
IT Services 0.7%
a
Snowflake, Inc., A ................................... United States 7,300 2,140,944

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc. .......................... United States 4,700 $ 2,699,210
Semiconductors & Semiconductor Equipment 6.5%
a
Advanced Micro Devices, Inc. .......................... United States 4,400 2,095,060
Analog Devices, Inc. ................................. United States 5,440 1,998,710
Broadcom, Inc. ..................................... United States 16,440 6,399,763
Lam Research Corp. ................................. United States 6,900 2,021,838
Marvell Technology, Inc. .............................. United States 23,700 4,445,172
Micron Technology, Inc. ............................... United States 2,520 2,074,035
NVIDIA Corp. ...................................... United States 11,200 2,248,400
21,282,978
Software 0.5%
Oracle Corp. ....................................... United States 12,800 1,662,336
Specialty Retail 0.1%
a
Ulta Beauty, Inc. .................................... United States 720 369,238
Textiles, Apparel & Luxury Goods 0.3%
a
Amer Sports, Inc. ................................... Finland 9,100 323,141
a
On Holding AG, A ................................... Switzerland 13,100 474,744
797,885
Trading Companies & Distributors 0.4%
United Rentals, Inc. .................................. United States 1,200 1,295,112
Total Common Stocks (Cost $51,772,436) ....................................
67,841,372
Short Term Investments 78.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 5.7%
b,c
U.S. Treasury Bills, 3.72%, 12/10/26 ..................... United States 18,500,000 18,251,135
Total U.S. Government and Agency Securities (Cost $18,248,064) ...............
18,251,135
Shares
Management Investment Companies 62.6%
d,e
Putnam Short Term Investment Fund, Class P, 3.819% ....... United States 200,383,135 200,383,135
Total Management Investment Companies (Cost $200,383,135) .................
200,383,135
Principal
Amount
*
Repurchase Agreements 10.2%
f
Joint tri-party repurchase agreement with Barclays Capital, Inc.,
3.64%, 8/03/26 (Maturity Value $2,182,332)
Collateralized by U.S. Treasury Notes, 3.75%, 6/30/30 (valued at $2,225,979) .................................... 2,181,670 2,181,670
f
Joint tri-party repurchase agreement with BNP Paribas SA,
3.65%, 8/03/26 (Maturity Value $6,053,839)
Collateralized by U.S. Government and Agency Securities,
1.77% - 6.5%, 3/01/27 - 7/01/56 and U.S. Treasury Notes,
4.375%, 7/31/31 (valued at $6,174,916) ................. 6,051,998 6,051,998
f
Joint tri-party repurchase agreement with BofA Securities, Inc.,
3.65%, 8/03/26 (Maturity Value $5,980,235)
Collateralized by U.S. Government and Agency Securities, 2% -
6.5%, 2/01/31 - 9/20/75 (valued at $6,097,985) ............ 5,978,417 5,978,417

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2026, the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements
(continued)
f
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 3.65%, 8/03/26 (Maturity Value $6,916,893)
Collateralized by U.S. Government and Agency Securities,
1.5% - 7.5%, 6/15/33 - 6/20/65 (valued at $7,053,086) ...... 6,914,790 $ 6,914,790
f
Joint tri-party repurchase agreement with HSBC Securities USA,
Inc., 3.65%, 8/03/26 (Maturity Value $11,639,115)
Collateralized by U.S. Government and Agency Securities,
1.5% - 7%, 3/01/31 - 4/01/56 (valued at $11,868,287) ....... 11,635,575 11,635,575
Total Repurchase Agreements (Cost $32,762,450) .............................
32,762,450
Total Short Term Investments (Cost $251,393,649 ) .............................
251,396,720
a
Total Investments (Cost $303,166,085) 99.7% .................................
$319,238,092
Other Assets, less Liabilities 0.3% ...........................................
883,717
Net Assets 100.0% .........................................................
$320,121,809
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2026, the value of this security pledged amounted to $16,771,316, representing 5.2% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2026, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 663 $ 249,263,138 9/18/26 $ 2,213,004
Total Futures Contracts ...................................................................... $2,213,004
*
As of period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 527,100 708,333 8/03/26 $ 2,066 $ —
British Pound ...... BOFA Sell 527,100 707,724 8/03/26 — (2,675)
British Pound ...... BZWS Buy 282,400 379,182 8/03/26 1,422 —
British Pound ...... BZWS Sell 282,400 379,462 8/03/26 — (1,142)
British Pound ...... CITI Buy 1,414,500 1,899,269 8/03/26 7,123 —
British Pound ...... CITI Sell 1,414,500 1,899,385 8/03/26 — (7,007)
British Pound ...... GSCO Buy 916,100 1,230,065 8/03/26 4,609 —
British Pound ...... GSCO Sell 916,100 1,229,938 8/03/26 — (4,736)
British Pound ...... HSBK Buy 1,003,200 1,347,002 8/03/26 5,061 —
British Pound ...... HSBK Sell 1,003,200 1,346,738 8/03/26 — (5,324)
British Pound ...... MSCO Buy 98,200 131,854 8/03/26 495 —
British Pound ...... MSCO Sell 98,200 131,756 8/03/26 — (593)
British Pound ...... SSBT Buy 2,555,900 3,431,894 8/03/26 12,820 —
British Pound ...... SSBT Sell 2,555,900 3,428,057 8/03/26 — (16,657)
British Pound ...... TDOM Buy 1,295,400 1,737,941 8/03/26 7,934 —
British Pound ...... TDOM Sell 1,295,400 1,739,325 8/03/26 — (6,550)
Danish Krone ...... BOFA Buy 7,878,000 1,215,129 8/03/26 237 —
Danish Krone ...... BOFA Sell 7,878,000 1,229,173 8/03/26 13,807 —
Danish Krone ...... CITI Buy 4,516,400 704,452 8/03/26 — (7,692)
Danish Krone ...... CITI Sell 4,516,400 696,599 8/03/26 — (162)
Danish Krone ...... HSBK Buy 9,512,800 1,467,274 8/03/26 298 —
Danish Krone ...... HSBK Sell 9,512,800 1,483,244 8/03/26 15,673 —
Danish Krone ...... MSCO Buy 6,552,600 1,010,691 8/03/26 200 —
Danish Krone ...... MSCO Sell 6,552,600 1,021,314 8/03/26 10,422 —
Danish Krone ...... SSBT Buy 7,824,900 1,206,945 8/03/26 229 —
Danish Krone ...... SSBT Sell 7,824,900 1,219,148 8/03/26 11,974 —
Euro ............. BOFA Buy 2,645,800 3,048,963 8/03/26 2,041 —
Euro ............. BOFA Sell 2,645,800 3,082,675 8/03/26 31,670 —
Euro ............. BZWS Buy 1,936,000 2,231,007 8/03/26 1,492 —
Euro ............. BZWS Sell 1,936,000 2,255,372 8/03/26 22,874 —
Euro ............. CITI Buy 2,300 2,678 8/03/26 — (26)
Euro ............. CITI Sell 2,300 2,650 8/03/26 — (2)
Euro ............. GSCO Buy 608,500 701,227 8/03/26 464 —
Euro ............. GSCO Sell 608,500 708,416 8/03/26 6,724 —
Euro ............. HSBK Buy 464,300 535,050 8/03/26 357 —
Euro ............. HSBK Sell 464,300 540,563 8/03/26 5,155 —
Euro ............. JPHQ Buy 3,080,200 3,549,565 8/03/26 2,367 —
Euro ............. JPHQ Sell 3,080,200 3,585,803 8/03/26 33,871 —
Euro ............. MSCO Buy 3,199,900 3,676,650 8/03/26 13,315 —
Euro ............. MSCO Sell 3,199,900 3,720,976 8/03/26 31,011 —
Euro ............. SSBT Buy 2,488,500 2,867,755 8/03/26 1,859 —
Euro ............. SSBT Sell 2,488,500 2,895,472 8/03/26 25,858 —
Euro ............. TDOM Buy 1,194,700 1,376,763 8/03/26 906 —
Euro ............. TDOM Sell 1,194,700 1,390,213 8/03/26 12,544 —
Swiss Franc ....... BZWS Buy 816,900 1,040,591 8/03/26 — (30,138)
Swiss Franc ....... BZWS Sell 816,900 1,016,186 8/03/26 5,734 —
Swiss Franc ....... MSCO Buy 3,288,400 4,091,408 8/03/26 — (23,872)
Swiss Franc ....... MSCO Sell 3,288,400 4,183,752 8/03/26 116,216 —
Swiss Franc ....... SSBT Buy 701,600 872,821 8/03/26 — (4,988)
Swiss Franc ....... SSBT Sell 701,600 891,952 8/03/26 24,119 —
Swiss Franc ....... WPAC Buy 246,900 307,158 8/03/26 — (1,758)
Swiss Franc ....... WPAC Sell 246,900 313,890 8/03/26 8,491 —

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... BOFA Buy 728,600 521,546 8/04/26 $ — $ (1,804)
Canadian Dollar .... BOFA Sell 728,600 516,613 8/04/26 — (3,129)
Canadian Dollar .... BZWS Buy 274,600 194,690 8/04/26 1,194 —
Canadian Dollar .... BZWS Sell 274,600 196,559 8/04/26 675 —
Canadian Dollar .... CITI Buy 3,058,800 2,168,044 8/04/26 13,930 —
Canadian Dollar .... CITI Sell 3,058,800 2,189,449 8/04/26 7,475 —
Canadian Dollar .... GSCO Buy 882,000 625,350 8/04/26 3,819 —
Canadian Dollar .... GSCO Sell 882,000 631,339 8/04/26 2,170 —
Canadian Dollar .... HSBK Buy 2,896,100 2,073,099 8/04/26 — (7,186)
Canadian Dollar .... HSBK Sell 2,896,100 2,055,101 8/04/26 — (10,812)
Canadian Dollar .... MSCO Buy 3,779,600 2,678,950 8/04/26 17,201 —
Canadian Dollar .... MSCO Sell 3,779,600 2,705,250 8/04/26 9,099 —
Canadian Dollar .... SSBT Buy 1,206,700 863,783 8/04/26 — (2,992)
Canadian Dollar .... SSBT Sell 1,206,700 855,335 8/04/26 — (5,457)
Canadian Dollar .... TDOM Buy 936,600 670,448 8/04/26 — (2,331)
Canadian Dollar .... TDOM Sell 936,600 663,742 8/04/26 — (4,375)
Canadian Dollar .... UBSW Buy 1,640,000 1,162,370 8/04/26 7,513 —
Canadian Dollar .... UBSW Sell 1,640,000 1,173,895 8/04/26 4,013 —
Canadian Dollar .... WPAC Buy 3,853,400 2,758,347 8/04/26 — (9,551)
Canadian Dollar .... WPAC Sell 3,853,400 2,731,697 8/04/26 — (17,099)
Total Forward Exchange Contracts ................................................... $508,527 $(178,058)
Net unrealized appreciation (depreciation) ............................................ $330,469
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See A bbreviations on page 9 .

Putnam Investment Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Sustainable Future Fund
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Future Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.819% ...... $1,181,656 $211,685,251 $(12,483,772) $— $— $200,383,135 200,383,135 $38,037
Total Affiliated Securities ... $1,181,656 $211,685,251 $(12,483,772) $— $— $200,383,135 $38,037
2. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Sustainable Future Fund
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Sustainable Future Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 67,841,372 $ — $ — $ 67,841,372
Short Term Investments ................... 200,383,135 51,013,585 — 251,396,720
Total Investments in Securities ........... $268,224,507 $51,013,585 $— $319,238,092
Other Financial Instruments:
Forward Exchange Contracts ............... $— $508,527 $— $508,527
Futures Contracts ....................... 2,213,004 — — 2,213,004
Total Other Financial Instruments ......... $2,213,004 $508,527 $— $2,721,531
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 178,058 $ — $ 178,058
Total Other Financial Instruments ......... $— $178,058 $— $178,058
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.